RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of quantitative information regarding Level 3 fair value measurements (Details) - USD ($)			11 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021	Aug. 31, 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)					$ 11.50
Private Placement Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)	$ 10.01	$ 9.75	$ 10.01
Strike price	11.50	$ 11.50	$ 11.50
Term (in years)		5 years	5 years
Volatility ? post announcement		12.68%
Volatility			20.66%
Risk-free rate		0.351%	0.469%
Fair value of private placement warrants (in Dollars)		$ 0.67	$ 1.52
Public Warrants
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)	10.01	$ 9.76	$ 10.01
Strike price	$ 11.50	$ 11.50	11.50
Term (in years)	5 years	5 years
Volatility ? post announcement		15.00%
Volatility	15.00%
Risk-free rate	0.469%	0.351%
Fair value of public warrants (in Dollars)	$ 1.49	$ 0.66
At August 4 2020 (Initial Measurement) [Member] | Private Placement Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)		$ 9.63		$ 9.62
Strike price	$ 11.50	$ 11.50	$ 11.50
Term (in years)		5 years	5 years
Volatility ? post announcement		15.00%
Volatility			14.36%
Risk-free rate		0.275%	0.275%
Fair value of private placement warrants (in Dollars)		$ 0.77	$ 0.77
At August 4 2020 (Initial Measurement) [Member] | Public Warrants
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share)	9.63	$ 9.63	$ 9.63
Strike price	$ 11.50	$ 11.50	$ 11.50
Term (in years)	5 years	5 years
Volatility ? post announcement		15.00%
Volatility	15.00%
Risk-free rate	0.275%	0.275%
Fair value of public warrants (in Dollars)	$ 0.76	$ 0.77